Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The domestic and foreign components of income before income taxes were as follows:

	Year Ended December 31,
	2013	2012	2011
		(in millions)
U.S. income before tax	$502	$435	$48
Foreign income before tax	196	138	148

Income before income taxes	$698	$573	$196

Schedule of Components of Income Tax Expense (Benefit)

The components of our provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2013	2012	2011
		(in millions)
Current:
Federal	$94	$71	$50
State	15	13	8
Foreign	64	57	70

Total current	173	141	128

Deferred:
Federal	160	63	(190)
State	4	2	(8)
Foreign	(99)	8	11

Total deferred	65	73	(187)

Total provision (benefit) for income taxes	$238	$214	$(59)

Schedule of Effective Income Tax Rate Reconciliation

Reconciliations of our tax provision at the U.S. statutory rate to the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2013	2012	2011
		(in millions)
Statutory U.S. federal income tax provision	$244	$201	$69
State income taxes, net of U.S. federal tax benefit	31	10	6
Foreign income tax expense	74	18	50
Foreign losses not subject to U.S. tax	(24)	(24)	(26)
Tax credits	(67)	(67)	(58)
Change in deferred tax asset valuation allowance	(121)	56	(160)
Change in basis difference in foreign subsidiaries	24	18	20
Provision for uncertain tax positions	(19)	(2)	35
Non-deductible equity based compensation	94	—	—
Other, net	2	4	5

Provision (benefit) for income taxes	$238	$214	$(59)

Schedule of Deferred Tax Assets and Liabilities

The composition of net deferred tax balances were as follows:

	December 31,
	2013	2012
	(in millions)
Deferred income tax assets—current	$23	$76
Deferred income tax assets—non-current	193	104
Deferred income tax liabilities—current(1)	—	(1)
Deferred income tax liabilities—non-current	(5,053)	(4,948)

Net deferred taxes	$(4,837)	$(4,769)

(1)	Included in the accounts payable, accrued expenses and other in our consolidated balance sheet.

The tax effects of the temporary differences and carryforwards that give rise to our net deferred tax asset (liability) were as follows:

	December 31,
	2013	2012
	(in millions)
Deferred tax assets:
Foreign tax credits	$20	$227
Net operating loss carryforwards	573	570
Compensation	187	245
Deferred transaction costs	15	25
Investments	56	—
Other reserves	90	198
Capital lease obligations	133	188
Self-insurance reserves	51	44
System funds	42	23
Other tax credits	3	48
Other	105	72

Total gross deferred tax assets	1,275	1,640
Less: valuation allowance	(503)	(769)

Deferred tax assets	$772	$871

Deferred tax liabilities:
Property and equipment	$(2,075)	$(2,025)
Brands	(1,910)	(1,916)
Amortizable intangible	(616)	(659)
Unrealized foreign currency gains	(279)	(301)
Investments	—	(70)
Investment in foreign subsidiaries	(81)	(93)
Deferred income	(648)	(576)

Deferred tax liabilities	(5,609)	(5,640)

Net deferred taxes	$(4,837)	$(4,769)

Summary of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits were as follows:

	Year Ended December 31,
	2013	2012	2011
		(in millions)
Balance at beginning of year	$469	$436	$405
Additions for tax positions related to the prior year	1	71	60
Additions for tax positions related to the current year	5	5	5
Reductions for tax positions for prior years	(2)	(23)	(6)
Settlements	(35)	(14)	(27)
Lapse of statute of limitations	(2)	(6)	(2)
Currency translation adjustment	(1)	—	1

Balance at end of year	$435	$469	$436